[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


September 18, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                Re: Invesco Unit Trusts, Series 1582
                    File No. (333-205508) (CIK No. 1633470)
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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on September 14, 2015.


Very truly yours,

/S/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.